STATEMENT OF INVESTMENTS
BNY Mellon S&P 500 Index Fund

January 31, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.3%
Automobiles & Components - 1.6%
Aptiv PLC	15,495	[a]	1,260,208
BorgWarner, Inc.	13,310		451,209
Ford Motor Co.	214,178		2,510,166
General Motors Co.	73,560		2,854,128
Tesla, Inc.	148,115	[a]	27,740,458
			34,816,169
Banks - 3.2%
Bank of America Corp.	368,904		12,546,425
Citigroup, Inc.	102,548		5,760,121
Citizens Financial Group, Inc.	24,319		795,231
Comerica, Inc.	7,214		379,312
Fifth Third Bancorp	37,035		1,268,078
Huntington Bancshares, Inc.	77,414		985,480
JPMorgan Chase & Co.	154,904		27,009,061
KeyCorp	50,166		728,912
M&T Bank Corp.	9,056		1,250,634
Regions Financial Corp.	49,834		930,401
The PNC Financial Services Group, Inc.	21,424		3,239,523
Truist Financial Corp.	71,883		2,663,984
U.S. Bancorp	83,377		3,463,481
Wells Fargo & Co.	194,588		9,764,426
Zions Bancorp NA	8,284	[b]	347,100
			71,132,169
Capital Goods - 5.5%
3M Co.	29,862		2,817,480
A.O. Smith Corp.	6,753		524,100
Allegion PLC	4,878		604,335
AMETEK, Inc.	12,271		1,988,516
Axon Enterprise, Inc.	3,689	[a]	918,782
Builders FirstSource, Inc.	6,612	[a]	1,148,703
Carrier Global Corp.	44,999		2,461,895
Caterpillar, Inc.	27,363		8,217,383
Cummins, Inc.	7,682		1,838,303
Deere & Co.	14,351		5,648,267
Dover Corp.	7,356		1,101,782
Eaton Corp. PLC	21,357		5,255,531
Emerson Electric Co.	30,654		2,811,891
Fastenal Co.	30,285		2,066,346
Fortive Corp.	18,714		1,463,061

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Capital Goods - 5.5% (continued)
Generac Holdings, Inc.	3,350	[a]	380,795
General Dynamics Corp.	12,271		3,251,692
General Electric Co.	58,379		7,730,547
Honeywell International, Inc.	35,324		7,144,632
Howmet Aerospace, Inc.	20,959		1,179,153
Hubbell, Inc.	2,874		964,428
Huntington Ingalls Industries, Inc.	2,095		542,437
IDEX Corp.	4,083		863,555
Illinois Tool Works, Inc.	14,671		3,827,664
Ingersoll Rand, Inc.	21,720		1,734,559
Johnson Controls International PLC	36,227		1,908,801
L3Harris Technologies, Inc.	10,207		2,127,343
Lockheed Martin Corp.	11,831		5,080,350
Masco Corp.	11,822		795,502
Nordson Corp.	2,979		749,874
Northrop Grumman Corp.	7,629		3,408,332
Otis Worldwide Corp.	21,929		1,939,401
PACCAR, Inc.	28,180		2,828,990
Parker-Hannifin Corp.	6,864		3,188,328
Pentair PLC	8,928		653,262
Quanta Services, Inc.	7,763		1,506,410
Rockwell Automation, Inc.	6,127		1,551,847
RTX Corp.	77,045		7,020,340
Snap-on, Inc.	2,928		848,915
Stanley Black & Decker, Inc.	8,442		787,639
Textron, Inc.	10,580		896,232
The Boeing Company	30,414	[a]	6,418,571
Trane Technologies PLC	12,140		3,059,887
TransDigm Group, Inc.	2,960		3,234,333
United Rentals, Inc.	3,644		2,278,958
W.W. Grainger, Inc.	2,356		2,110,128
Westinghouse Air Brake Technologies Corp.	9,366		1,232,285
Xylem, Inc.	13,022		1,464,194
			121,575,759
Commercial & Professional Services - 1.3%
Automatic Data Processing, Inc.	21,988		5,404,211
Broadridge Financial Solutions, Inc.	6,176		1,261,139
Cintas Corp.	4,702		2,842,688
Copart, Inc.	47,061	[a]	2,260,810
Dayforce, Inc.	7,987	[a]	555,256
Equifax, Inc.	6,557		1,602,137
Jacobs Solutions, Inc.	6,674		899,455
Leidos Holdings, Inc.	7,294		805,768

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Commercial & Professional Services - 1.3% (continued)
Paychex, Inc.	17,036		2,073,792
Paycom Software, Inc.	2,579		490,629
Republic Services, Inc.	10,964		1,876,160
Robert Half, Inc.	5,529		439,777
Rollins, Inc.	15,043		651,512
Veralto Corp.	11,432		876,720
Verisk Analytics, Inc.	7,851		1,896,252
Waste Management, Inc.	19,639		3,645,588
			27,581,894
Consumer Discretionary Distribution & Retail - 5.6%
Amazon.com, Inc.	487,015	[a]	75,584,728
AutoZone, Inc.	945	[a]	2,610,213
Bath & Body Works, Inc.	12,492		532,909
Best Buy Co., Inc.	10,461		758,318
CarMax, Inc.	8,801	[a]	626,455
eBay, Inc.	27,985		1,149,344
Etsy, Inc.	6,277	[a]	417,797
Genuine Parts Co.	7,683		1,077,387
LKQ Corp.	14,720		686,982
Lowe's Cos., Inc.	30,923		6,581,651
O'Reilly Automotive, Inc.	3,170	[a]	3,243,068
Pool Corp.	2,035		755,494
Ross Stores, Inc.	18,369		2,576,803
The Home Depot, Inc.	53,585		18,913,362
The TJX Companies, Inc.	61,301		5,818,078
Tractor Supply Co.	5,730		1,286,958
Ulta Beauty, Inc.	2,638	[a]	1,324,408
			123,943,955
Consumer Durables & Apparel - .9%
D.R. Horton, Inc.	16,147		2,307,568
Garmin Ltd.	8,276		988,899
Hasbro, Inc.	6,846		335,112
Lennar Corp., Cl. A	13,403		2,008,440
Lululemon Athletica, Inc.	6,104	[a]	2,770,117
Mohawk Industries, Inc.	2,527	[a]	263,440
NIKE, Inc., Cl. B	65,711		6,671,638
NVR, Inc.	170	[a]	1,202,799
PulteGroup, Inc.	11,564		1,209,132
Ralph Lauren Corp.	1,965		282,312
Tapestry, Inc.	12,280		476,341
VF Corp.	19,351		318,517
Whirlpool Corp.	3,019		330,641
			19,164,956

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Consumer Services - 2.1%
Airbnb, Inc., Cl. A	23,022	[a]	3,318,391
Booking Holdings, Inc.	1,869	[a]	6,555,461
Caesars Entertainment, Inc.	11,719	[a]	514,113
Carnival Corp.	54,719	[a]	907,241
Chipotle Mexican Grill, Inc.	1,475	[a]	3,552,936
Darden Restaurants, Inc.	6,447		1,048,153
Domino's Pizza, Inc.	1,886		803,851
Expedia Group, Inc.	7,144	[a]	1,059,670
Hilton Worldwide Holdings, Inc.	13,740		2,623,790
Las Vegas Sands Corp.	18,529		906,439
Marriott International, Inc., Cl. A	13,323		3,193,923
McDonald's Corp.	38,865		11,376,563
MGM Resorts International	14,642	[a]	635,024
Norwegian Cruise Line Holdings Ltd.	21,182	[a,b]	377,040
Royal Caribbean Cruises Ltd.	12,508	[a]	1,594,770
Starbucks Corp.	61,337		5,706,181
Wynn Resorts Ltd.	5,351		505,295
Yum! Brands, Inc.	14,833		1,920,725
			46,599,566
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp.	23,723		16,484,638
Dollar General Corp.	11,748		1,551,558
Dollar Tree, Inc.	11,093	[a]	1,448,968
Sysco Corp.	27,056		2,189,642
Target Corp.	24,682		3,432,773
The Kroger Company	35,204		1,624,313
Walgreens Boots Alliance, Inc.	38,974	[b]	879,643
Walmart, Inc.	76,414		12,627,413
			40,238,948
Energy - 3.8%
APA Corp.	15,539		486,837
Baker Hughes Co.	54,951		1,566,103
Chevron Corp.	94,068		13,868,445
ConocoPhillips	63,623		7,117,505
Coterra Energy, Inc.	40,303		1,002,739
Devon Energy Corp.	34,403		1,445,614
Diamondback Energy, Inc.	9,741		1,497,581
EOG Resources, Inc.	31,313		3,563,106
EQT Corp.	22,040		780,216
Exxon Mobil Corp.	214,629		22,066,007
Halliburton Co.	47,654		1,698,865
Hess Corp.	14,884		2,091,649
Kinder Morgan, Inc.	102,878		1,740,696
Marathon Oil Corp.	32,636		745,733

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Energy - 3.8% (continued)
Marathon Petroleum Corp.	20,345		3,369,132
Occidental Petroleum Corp.	35,327		2,033,775
ONEOK, Inc.	30,594		2,088,040
Phillips 66	23,573		3,401,820
Pioneer Natural Resources Co.	12,505		2,874,024
Schlumberger NV	76,673		3,733,975
Targa Resources Corp.	12,157		1,032,859
The Williams Companies, Inc.	64,399		2,232,069
Valero Energy Corp.	18,242		2,533,814
			82,970,604
Equity Real Estate Investment Trusts - 2.2%
Alexandria Real Estate Equities, Inc.	8,418	[c]	1,017,736
American Tower Corp.	25,121	[c]	4,914,924
AvalonBay Communities, Inc.	7,532	[c]	1,348,303
Boston Properties, Inc.	8,029	[c]	533,928
Camden Property Trust	5,736	[c]	538,266
Crown Castle, Inc.	23,512	[c]	2,545,174
Digital Realty Trust, Inc.	16,242	[c]	2,281,351
Equinix, Inc.	5,010	[c]	4,157,148
Equity Residential	18,807	[c]	1,131,993
Essex Property Trust, Inc.	3,482	[c]	812,246
Extra Space Storage, Inc.	11,208	[c]	1,618,884
Federal Realty Investment Trust	3,781	[c]	384,641
Healthpeak Properties, Inc.	30,613	[c]	566,341
Host Hotels & Resorts, Inc.	37,310	[c]	717,098
Invitation Homes, Inc.	29,990	[c]	987,571
Iron Mountain, Inc.	15,911	[c]	1,074,311
Kimco Realty Corp.	33,044	[c]	667,489
Mid-America Apartment Communities, Inc.	6,278	[c]	793,414
Prologis, Inc.	49,551	[c]	6,277,616
Public Storage	8,413	[c]	2,382,477
Realty Income Corp.	42,636	[c]	2,318,972
Regency Centers Corp.	8,736	[c]	547,485
SBA Communications Corp.	5,941	[c]	1,329,952
Simon Property Group, Inc.	17,550	[c]	2,432,605
UDR, Inc.	15,572	[c]	560,903
Ventas, Inc.	21,938	[c]	1,017,704
VICI Properties, Inc.	54,198	[c]	1,632,444
Welltower, Inc.	29,427	[c]	2,545,730
Weyerhaeuser Co.	38,315	[c]	1,255,583
			48,392,289
Financial Services - 7.7%
American Express Co.	30,847		6,192,227

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Financial Services - 7.7% (continued)
Ameriprise Financial, Inc.	5,422		2,097,392
Berkshire Hathaway, Inc., Cl. B	97,488	[a]	37,410,045
BlackRock, Inc.	7,493		5,801,905
Blackstone, Inc.	37,890		4,715,410
Capital One Financial Corp.	20,532		2,778,390
Cboe Global Markets, Inc.	5,654		1,039,488
CME Group, Inc.	19,296		3,971,889
Discover Financial Services	13,087		1,380,940
FactSet Research Systems, Inc.	1,982		943,273
Fidelity National Information Services, Inc.	31,837		1,982,172
Fiserv, Inc.	32,159	[a]	4,562,397
FLEETCOR Technologies, Inc.	3,869	[a]	1,121,739
Franklin Resources, Inc.	15,253		406,187
Global Payments, Inc.	13,952		1,858,825
Intercontinental Exchange, Inc.	30,668		3,904,956
Invesco Ltd.	24,786		392,362
Jack Henry & Associates, Inc.	3,939		653,204
MarketAxess Holdings, Inc.	2,072		467,257
Mastercard, Inc., Cl. A	44,370		19,932,335
Moody's Corp.	8,433		3,306,073
Morgan Stanley	67,717		5,907,631
MSCI, Inc.	4,229		2,531,564
Nasdaq, Inc.	18,356		1,060,426
Northern Trust Corp.	11,055		880,420
PayPal Holdings, Inc.	57,768	[a]	3,544,067
Raymond James Financial, Inc.	10,069		1,109,402
S&P Global, Inc.	17,360		7,783,356
State Street Corp.	16,742		1,236,732
Synchrony Financial	22,020		855,917
T. Rowe Price Group, Inc.	12,183		1,321,246
The Bank of New York Mellon Corp.	41,340		2,292,716
The Charles Schwab Corp.	79,610		5,009,061
The Goldman Sachs Group, Inc.	17,474		6,710,191
Visa, Inc., Cl. A	85,409	[b]	23,338,863
			168,500,058
Food, Beverage & Tobacco - 2.8%
Altria Group, Inc.	94,914		3,807,950
Archer-Daniels-Midland Co.	28,681		1,594,090
Brown-Forman Corp., Cl. B	9,359		513,809
Bunge Global SA	7,785		685,781
Campbell Soup Co.	10,221		456,163
Conagra Brands, Inc.	25,950		756,443
Constellation Brands, Inc., Cl. A	8,660		2,122,393

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Food, Beverage & Tobacco - 2.8% (continued)
General Mills, Inc.	31,409		2,038,758
Hormel Foods Corp.	15,685		476,353
Kellanova	13,905		761,438
Keurig Dr. Pepper, Inc.	53,946		1,696,062
Lamb Weston Holdings, Inc.	7,500		768,300
McCormick & Co., Inc.	13,464		917,706
Molson Coors Beverage Co., Cl. B	9,652		596,397
Mondelez International, Inc., Cl. A	72,893		5,486,656
Monster Beverage Corp.	39,777	[a]	2,188,531
PepsiCo, Inc.	73,667		12,415,100
Philip Morris International, Inc.	83,265		7,564,625
The Coca-Cola Company	208,755		12,418,835
The Hershey Company	7,957		1,539,998
The J.M. Smucker Company	5,847		769,173
The Kraft Heinz Company	43,444		1,613,076
Tyson Foods, Inc., Cl. A	15,377		842,045
			62,029,682
Health Care Equipment & Services - 5.4%
Abbott Laboratories	93,082		10,532,228
Align Technology, Inc.	3,877	[a]	1,036,400
Baxter International, Inc.	27,183		1,051,710
Becton, Dickinson and Co.	15,544		3,712,063
Boston Scientific Corp.	78,033	[a]	4,936,368
Cardinal Health, Inc.	13,206		1,441,963
Cencora, Inc.	8,831		2,054,797
Centene Corp.	28,869	[a]	2,174,124
CVS Health Corp.	68,820		5,118,143
DaVita, Inc.	2,886	[a]	312,150
Dentsply Sirona, Inc.	11,395		395,976
DexCom, Inc.	20,702	[a]	2,512,188
Edwards Lifesciences Corp.	32,497	[a]	2,550,040
Elevance Health, Inc.	12,622		6,228,200
GE HealthCare Technologies, Inc.	20,620		1,512,683
HCA Healthcare, Inc.	10,613		3,235,904
Henry Schein, Inc.	6,897	[a]	516,171
Hologic, Inc.	13,415	[a]	998,613
Humana, Inc.	6,582		2,488,391
IDEXX Laboratories, Inc.	4,455	[a]	2,294,681
Insulet Corp.	3,841	[a]	733,132
Intuitive Surgical, Inc.	18,772	[a]	7,099,946
Laboratory Corp. of America Holdings	4,549		1,011,243
McKesson Corp.	7,130		3,564,216
Medtronic PLC	71,401		6,250,444
Molina Healthcare, Inc.	3,174	[a]	1,131,341

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Health Care Equipment & Services - 5.4% (continued)
Quest Diagnostics, Inc.	5,826		748,233
ResMed, Inc.	7,787		1,481,087
Steris PLC	5,154		1,128,468
Stryker Corp.	18,104		6,073,530
Teleflex, Inc.	2,513		610,232
The Cigna Group	15,679		4,718,595
The Cooper Companies, Inc.	2,555		953,092
UnitedHealth Group, Inc.	49,559		25,361,323
Universal Health Services, Inc., Cl. B	3,383		537,254
Zimmer Biomet Holdings, Inc.	11,221		1,409,358
			117,914,287
Household & Personal Products - 1.4%
Church & Dwight Co., Inc.	13,155		1,313,527
Colgate-Palmolive Co.	44,342		3,733,596
Kenvue, Inc.	91,251		1,894,371
Kimberly-Clark Corp.	17,963		2,172,984
The Clorox Company	6,798		987,409
The Estee Lauder Companies, Inc., Cl. A	12,358		1,631,132
The Procter & Gamble Company	126,285		19,844,425
			31,577,444
Insurance - 2.1%
Aflac, Inc.	28,494		2,403,184
American International Group, Inc.	37,616		2,614,688
Aon PLC, Cl. A	10,728		3,201,557
Arch Capital Group Ltd.	19,878	[a]	1,638,544
Arthur J. Gallagher & Co.	11,559		2,683,537
Assurant, Inc.	2,657		446,243
Brown & Brown, Inc.	12,501		969,578
Chubb Ltd.	21,860		5,355,700
Cincinnati Financial Corp.	8,450		936,260
Everest Group Ltd.	2,305		887,356
Globe Life, Inc.	4,432		544,338
Loews Corp.	9,993		728,090
Marsh & McLennan Cos., Inc.	26,456		5,128,231
MetLife, Inc.	33,571		2,327,142
Principal Financial Group, Inc.	11,752		929,583
Prudential Financial, Inc.	19,530		2,049,283
The Allstate Corp.	13,781		2,139,500
The Hartford Financial Services Group, Inc.	16,116		1,401,447
The Progressive Corp.	31,311		5,581,186
The Travelers Companies, Inc.	12,238		2,586,624
W.R. Berkley Corp.	10,910		893,311

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Insurance - 2.1% (continued)
Willis Towers Watson PLC	5,617		1,383,467
			46,828,849
Materials - 2.3%
Air Products & Chemicals, Inc.	11,825		3,023,771
Albemarle Corp.	6,418	[b]	736,401
Amcor PLC	77,443		730,287
Avery Dennison Corp.	4,422		881,968
Ball Corp.	16,451		912,208
Celanese Corp.	5,487	[a]	802,693
CF Industries Holdings, Inc.	10,323		779,490
Corteva, Inc.	37,863		1,722,009
Dow, Inc.	37,330		2,000,888
DuPont de Nemours, Inc.	23,042		1,423,996
Eastman Chemical Co.	6,015		502,553
Ecolab, Inc.	13,598		2,695,396
FMC Corp.	6,644		373,393
Freeport-McMoRan, Inc.	77,424		3,072,959
International Flavors & Fragrances, Inc.	13,741		1,108,624
International Paper Co.	18,817		674,213
Linde PLC	25,981		10,517,888
LyondellBasell Industries NV, Cl. A	13,947		1,312,692
Martin Marietta Materials, Inc.	3,307		1,681,345
Newmont Corp.	60,418		2,085,025
Nucor Corp.	13,281		2,482,617
Packaging Corp. of America	4,871		808,001
PPG Industries, Inc.	12,660		1,785,566
Steel Dynamics, Inc.	8,150		983,623
The Mosaic Company	17,757		545,317
The Sherwin-Williams Company	12,618		3,840,667
Vulcan Materials Co.	7,074		1,598,795
WestRock Co.	13,828		556,715
			49,639,100
Media & Entertainment - 7.9%
Alphabet, Inc., Cl. A	317,094	[a]	44,424,869
Alphabet, Inc., Cl. C	266,875	[a]	37,842,875
Charter Communications, Inc., Cl. A	5,440	[a]	2,016,662
Comcast Corp., Cl. A	215,163		10,013,686
Electronic Arts, Inc.	13,122		1,805,325
Fox Corp., Cl. A	13,831	[a]	446,741
Fox Corp., Cl. B	5,347	[a]	160,463
Live Nation Entertainment, Inc.	7,698	[a]	683,967
Match Group, Inc.	14,786	[a]	567,487
Meta Platforms, Inc., Cl. A	118,929	[a]	46,398,960
Netflix, Inc.	23,451	[a]	13,228,944

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Media & Entertainment - 7.9% (continued)
News Corporation, Cl. A	21,030	[a]	518,179
News Corporation, Cl. B	5,405	[a]	138,206
Omnicom Group, Inc.	10,837		979,448
Paramount Global, Cl. B	26,423		385,512
Take-Two Interactive Software, Inc.	8,475	[a]	1,397,782
The Interpublic Group of Companies, Inc.	20,827		687,083
The Walt Disney Company	98,146		9,426,923
Warner Bros Discovery, Inc.	117,270	[a]	1,175,045
			172,298,157
Pharmaceuticals, Biotechnology & Life Sciences - 7.3%
AbbVie, Inc.	94,674		15,564,406
Agilent Technologies, Inc.	15,872		2,064,947
Amgen, Inc.	28,691		9,016,434
Biogen, Inc.	7,722	[a]	1,904,709
Bio-Rad Laboratories, Inc., Cl. A	1,162	[a]	372,874
Bio-Techne Corp.	8,791		618,183
Bristol-Myers Squibb Co.	109,025		5,328,052
Catalent, Inc.	10,248	[a]	529,207
Charles River Laboratories International, Inc.	2,665	[a]	576,386
Danaher Corp.	35,247		8,456,108
Eli Lilly & Co.	42,727		27,584,978
Gilead Sciences, Inc.	66,834		5,230,429
Illumina, Inc.	8,309	[a]	1,188,270
Incyte Corp.	9,782	[a]	574,888
IQVIA Holdings, Inc.	9,740	[a]	2,028,160
Johnson & Johnson	128,985		20,495,716
Merck & Co., Inc.	135,776		16,399,025
Mettler-Toledo International, Inc.	1,178	[a]	1,410,290
Moderna, Inc.	17,774	[a]	1,796,063
Pfizer, Inc.	302,840		8,200,907
Regeneron Pharmaceuticals, Inc.	5,725	[a]	5,397,415
Revvity, Inc.	6,780		726,680
Thermo Fisher Scientific, Inc.	20,702		11,157,964
Vertex Pharmaceuticals, Inc.	13,807	[a]	5,983,678
Viatris, Inc.	64,280		756,576
Waters Corp.	3,146	[a]	999,516
West Pharmaceutical Services, Inc.	3,979		1,484,286
Zoetis, Inc.	24,691		4,637,217
			160,483,364
Real Estate Management & Development - .2%
CBRE Group, Inc., Cl. A	16,331	[a]	1,409,529
CoStar Group, Inc.	21,853	[a]	1,824,288
			3,233,817

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Semiconductors & Semiconductor Equipment - 8.7%
Advanced Micro Devices, Inc.	86,662	[a]	14,532,351
Analog Devices, Inc.	26,700		5,136,012
Applied Materials, Inc.	44,823		7,364,419
Broadcom, Inc.	23,542		27,779,560
Enphase Energy, Inc.	7,561	[a]	787,327
First Solar, Inc.	5,878	[a]	859,951
Intel Corp.	224,637		9,677,362
KLA Corp.	7,283		4,326,393
Lam Research Corp.	7,062		5,827,351
Microchip Technology, Inc.	28,990		2,469,368
Micron Technology, Inc.	58,641		5,028,466
Monolithic Power Systems, Inc.	2,520		1,518,854
NVIDIA Corp.	132,346		81,428,523
NXP Semiconductors NV	13,856		2,917,658
ON Semiconductor Corp.	23,459	[a]	1,668,639
Qorvo, Inc.	5,147	[a]	513,362
Qualcomm, Inc.	59,860		8,889,809
Skyworks Solutions, Inc.	8,262		863,049
Teradyne, Inc.	8,329		804,498
Texas Instruments, Inc.	48,702		7,798,164
			190,191,116
Software & Services - 12.4%
Accenture PLC, Cl. A	33,628		12,236,557
Adobe, Inc.	24,396	[a]	15,071,361
Akamai Technologies, Inc.	8,082	[a]	995,945
Ansys, Inc.	4,673	[a]	1,531,950
Autodesk, Inc.	11,343	[a]	2,878,967
Cadence Design Systems, Inc.	14,563	[a]	4,200,843
Cognizant Technology Solutions Corp., Cl. A	27,032		2,084,708
EPAM Systems, Inc.	3,012	[a]	837,667
Fair Isaac Corp.	1,305	[a]	1,564,473
Fortinet, Inc.	34,151	[a]	2,202,398
Gartner, Inc.	4,221	[a]	1,930,854
Gen Digital, Inc.	30,280		710,974
International Business Machines Corp.	48,865		8,974,546
Intuit, Inc.	15,022		9,483,839
Microsoft Corp.	398,230		158,328,283
Oracle Corp.	85,132		9,509,244
Palo Alto Networks, Inc.	16,654	[a]	5,637,546
PTC, Inc.	6,502	[a]	1,174,586
Roper Technologies, Inc.	5,762		3,094,194
Salesforce, Inc.	52,135	[a]	14,654,627
ServiceNow, Inc.	10,942	[a]	8,375,007

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Software & Services - 12.4% (continued)
Synopsys, Inc.	8,162	[a]	4,353,203
Tyler Technologies, Inc.	2,219	[a]	938,082
Verisign, Inc.	4,669	[a]	928,571
			271,698,425
Technology Hardware & Equipment - 8.3%
Amphenol Corp., Cl. A	31,760		3,210,936
Apple, Inc.	783,337		144,447,343
Arista Networks, Inc.	13,466	[a]	3,483,385
CDW Corp.	7,178		1,627,396
Cisco Systems, Inc.	217,033		10,890,716
Corning, Inc.	41,883		1,360,779
F5, Inc.	3,172	[a]	582,696
Hewlett Packard Enterprise Co.	68,287		1,044,108
HP, Inc.	47,157		1,353,877
Jabil, Inc.	6,855		858,863
Juniper Networks, Inc.	17,085		631,462
Keysight Technologies, Inc.	9,590	[a]	1,469,763
Motorola Solutions, Inc.	8,893		2,841,313
NetApp, Inc.	11,032		961,990
Seagate Technology Holdings PLC	10,215		875,221
TE Connectivity Ltd.	16,740		2,380,261
Teledyne Technologies, Inc.	2,471	[a]	1,034,039
Trimble, Inc.	13,582	[a]	690,781
Western Digital Corp.	17,651	[a]	1,010,520
Zebra Technologies Corp., Cl. A	2,842	[a]	680,801
			181,436,250
Telecommunication Services - .9%
AT&T, Inc.	383,107		6,777,163
T-Mobile US, Inc.	27,265		4,395,936
Verizon Communications, Inc.	225,497		9,549,798
			20,722,897
Transportation - 1.7%
American Airlines Group, Inc.	32,844	[a]	467,370
C.H. Robinson Worldwide, Inc.	6,392		537,503
CSX Corp.	105,884		3,780,059
Delta Air Lines, Inc.	34,483	[a]	1,349,665
Expeditors International of Washington, Inc.	7,790		984,111
FedEx Corp.	12,308		2,969,797
J.B. Hunt Transport Services, Inc.	4,428		889,939
Norfolk Southern Corp.	12,035		2,831,113
Old Dominion Freight Line, Inc.	4,874		1,905,831
Southwest Airlines Co.	32,305		965,596
Uber Technologies, Inc.	110,263	[a]	7,196,866

Description		Shares		Value ($)
Common Stocks - 99.3% (continued)
Transportation - 1.7% (continued)
Union Pacific Corp.		32,690		7,974,072
United Airlines Holdings, Inc.		18,150	[a]	751,047
United Parcel Service, Inc., Cl. B		38,753		5,499,051
				38,102,020
Utilities - 2.2%
Alliant Energy Corp.		13,661		664,744
Ameren Corp.		14,269		992,694
American Electric Power Co., Inc.		27,647		2,160,337
American Water Works Co., Inc.		10,618		1,316,844
Atmos Energy Corp.		7,821		891,125
CenterPoint Energy, Inc.		34,041		951,106
CMS Energy Corp.		15,706		897,755
Consolidated Edison, Inc.		18,653		1,695,558
Constellation Energy Corp.		17,558		2,142,076
Dominion Energy, Inc.		45,112		2,062,521
DTE Energy Co.		10,918		1,150,976
Duke Energy Corp.		41,387		3,966,116
Edison International		20,494		1,382,935
Entergy Corp.		11,232		1,120,504
Evergy, Inc.		12,765		648,079
Eversource Energy		19,064		1,033,650
Exelon Corp.		54,198		1,886,632
FirstEnergy Corp.		27,915		1,023,922
NextEra Energy, Inc.		109,933		6,445,372
NiSource, Inc.		21,090		547,707
NRG Energy, Inc.		12,349		654,991
PG&E Corp.		111,361		1,878,660
Pinnacle West Capital Corp.		5,773		397,760
PPL Corp.		38,418		1,006,552
Public Service Enterprise Group, Inc.		26,848		1,556,916
Sempra		33,755		2,415,508
The AES Corp.		34,306		572,224
The Southern Company		58,431		4,062,123
WEC Energy Group, Inc.		16,802		1,356,930
Xcel Energy, Inc.		29,167		1,746,228
				48,628,545
Total Common Stocks (cost $425,042,528)				2,179,700,320
	1-Day Yield (%)
Investment Companies - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $14,529,688)	5.40	14,529,688	[d]	14,529,688

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $439,572,216)	99.9%	2,194,230,008
Cash and Receivables (Net)	.1%	1,183,642
Net Assets	100.0%	2,195,413,650

a Non-income producing security.

b Security, or portion thereof, on loan. At January 31, 2024, the value of the fund’s securities on loan was $25,421,898 and the value of the collateral was $26,337,283, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
Standard & Poor'S 500 E-Min	66	3/15/2024	15,767,567	16,072,650	305,083
Gross Unrealized Appreciation				305,083

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon S&P 500 Index Fund

January 31, 2024 (Unaudited)

The following is a summary of the inputs used as of January 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,179,700,320	-	-	2,179,700,320
Investment Companies	14,529,688	-	-	14,529,688
Other Financial Instruments:
Futures††	305,083	-	-	305,083

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2024 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At January 31, 2024, accumulated net unrealized appreciation on investments was $1,754,962,875, consisting of $1,780,863,112 gross unrealized appreciation and $25,900,237 gross unrealized depreciation.

At January 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.